Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments due under operating leases	The following table summarizes the future minimum lease payments due under operating leases as of December 31, 2020 (in thousands):

Year Ended December 31,	Amount
2021	$1,020
$1,020